CONVERTIBLE DEBENTURE AND DERIVATIVE LIABILITY (Details Narrative)												3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 08, 2022 $ / shares shares	Apr. 22, 2022 CAD ($) $ / shares shares	Apr. 14, 2022 USD ($) $ / shares shares	Nov. 03, 2021 $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 CAD ($)	Jul. 30, 2021	Jul. 30, 2021 USD ($)	Jul. 30, 2021 CAD ($)	Jun. 15, 2021 USD ($) shares	May 18, 2021 USD ($) shares	Feb. 10, 2022 $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Jun. 13, 2022 $ / shares shares	Apr. 30, 2022 CAD ($) shares	Nov. 03, 2021 $ / shares shares	Nov. 02, 2021 USD ($)	Oct. 31, 2021 CAD ($) $ / shares shares	Aug. 11, 2021 $ / shares	Jul. 15, 2021 USD ($)	Jul. 15, 2021 CAD ($) $ / shares	Jun. 15, 2021 CAD ($)	Jun. 07, 2021 $ / shares shares	Jul. 27, 2020 USD ($)	Jul. 27, 2020 CAD ($) $ / shares	Feb. 19, 2020 $ / shares	Oct. 31, 2019	Nov. 01, 2016 $ / shares
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 100,000
Debt instrument, interest rate percentage																															18.00%
Debt host liability share, face value | $ / shares																				$ 0.65			$ 0.65									$ 0.05
Common stock, shares issued | shares		933,333		9,163,425	392,943,398						1,360,959		434,866,801			392,943,398	323,419,527		434,866,801	9,163,425		392,943,398					1,538,461
Conversion of stock, shares issued | shares											263,973
Common stock, value issued					$ 29,842,167								$ 39,096,950			$ 29,842,167	$ 21,322,022
Warrants exercisable price | $ / shares		$ 0.20																				$ 0.05								$ 0.08
Interest expense					70,521
Debt conversion, description																one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion.
Debt instrument, fair value					87,083											$ 87,083
Embedded derivative liability																25,041
Fair value of embedded derivative liability																	20,123
Contractual interest																70,521
Penalty cash					21,600								4,000,000.0			21,600
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature													240,000			$ 79,542
Amortization of debt discount premium													600,771
Warrants [Member]
Short-Term Debt [Line Items]
Loss on recognition of debt liability													7,060,790
Derivative Liability													2,465,603								$ 26,956,177
[custom:ExerciseOfCommonSharePurchaseWarrants]													4,482,962
Broker Warrants [Member]
Short-Term Debt [Line Items]
Derivative Liability													$ 2,658								$ 76,811
Common Stock [Member]
Short-Term Debt [Line Items]
Debt host liability share, face value | $ / shares																				$ 0.65							$ 0.24
Number of shares issued | shares													1,375,499	1,375,499	25,724,955	56,979,482	3,643,791
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature
Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt host liability share, face value | $ / shares												$ 0.19						$ 0.19		$ 0.65
Number of shares issued | shares				9,163,425								15,159,448
Number of warrants exercisable | shares																		3,793,331
July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																												$ 112,124	$ 150,000
Debt instrument, interest rate percentage																												12.00%	12.00%
Debt host liability share, face value | $ / shares																													$ 0.15
Common stock, shares issued | shares											1,360,959
Conversion of stock, shares issued | shares											263,973
Common stock, value issued											$ 26,286
Number of shares issued | shares											1,360,959
Debt instrument, fair value													87,083				$ 96,318
Embedded derivative liability													25,041
Effective interest rate percentage											37.00%						37.00%
July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					79,542											79,542						$ 100,000		$ 79,542	$ 100,000
Debt instrument, interest rate percentage																								12.00%	12.00%
Conversion of stock, shares issued | shares		933,333
Debt instrument, conversion price | $ / shares																									$ 0.12
Warrants exercisable price | $ / shares																									$ 0.20
Interest expense					5,802	$ 7,299
Debt instrument interest rate description							effective interest rate of 1,878%
Convertible debenture face value								$ 79,542	$ 100,000				79,542	$ 100,000
Fair value of embedded derivative liability													421,095						$ 529,400
Effective interest rate percentage		594.00%
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature													$ 341,553	$ 429,400
June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					$ 1,500,000					$ 1,500,000						$ 1,500,000										$ 1,500,000
Debt instrument, interest rate percentage										12.00%																12.00%
Debt host liability share, face value | $ / shares					$ 1								$ 1			$ 1
Debt instrument interest rate description													effective interest rate of 1,240	effective interest rate of 1,240
Debt instrument maturity date										Dec. 10, 2022
Conversion of convertiable debenture | shares										15,000,000
Debt conversion, description													(i) one share of the Company’ common stock, (ii) one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion	(i) one share of the Company’ common stock, (ii) one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion
Number of shares issued | shares													6,000,000	6,000,000
Debt instrument, fair value													$ 1,500,000
Embedded derivative liability													1,646,600			$ 1,646,600
Fair value of embedded derivative liability					$ 7,449,700											7,449,700
Convertible debt combined value					$ 7,449,744											7,449,744
Loss on recognition of debt liability													146,601			$ 146,601
Convertible debenture effective interest rate					1,448											1,448						1,448
Contractual interest													140,942
Amortization of debt discount premium													600,769
Debt discount carry value													$ 899,231
June 2021 Convertible Debenture [Member] | Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument, fair value					$ 44											$ 44
June 2021 Convertible Debenture [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Warrants exercisable price | $ / shares													$ 0.13
Number of warrants exercisable | shares													3,000,000						3,000,000
June 2021 Convertible Debenture [Member] | Common Class B [Member]
Short-Term Debt [Line Items]
Warrants exercisable price | $ / shares													$ 0.19
Number of warrants exercisable | shares													3,000,000						3,000,000
June 2021 Convertible Debenture [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares													6,000,000	6,000,000
June 2021 Convertible Debenture [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares	1,000,000			3,000,000
June 2021 Convertible Debenture [Member] | Subsequent Event [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Warrants exercisable price | $ / shares	$ 0.13			$ 0.13
Number of warrants exercisable | shares	500,000			1,500,000																1,500,000
June 2021 Convertible Debenture [Member] | Subsequent Event [Member] | Common Class B [Member]
Short-Term Debt [Line Items]
Warrants exercisable price | $ / shares	$ 0.19			$ 0.19
Number of warrants exercisable | shares	500,000			1,500,000																1,500,000
June 2021 Convertible Debenture [Member] | Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares	1,000,000			3,000,000
July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible debt combined value																	$ 116,441
April Two Thousand Twenty Two Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 2,000,000
Debt instrument, interest rate percentage			15.00%
Interest expense													$ 2
Convertible debenture face value													$ 240,000
Debt instrument maturity date			Oct. 14, 2023
Effective interest rate percentage													22.00%						22.00%
Contractual interest													$ 13,151
Penalty cash			$ 20,000
Debt discount carry value													$ 239,998
April Two Thousand Twenty Two Convertible Debenture [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Warrants exercisable price | $ / shares			$ 0.40
Number of shares issued | shares			6,666,667